INVESTMENT IN ASSOCIATE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Share of equity loss	$ 0	$ (678)
Dilution gain	$ 0	$ 252
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Beginning balance, shares	65,144,021	65,144,021
Share of equity loss, shares		0
Dilution gain, shares		0
Ending balance, shares		65,144,021
Beginning balance	$ 0	$ 5,582
Share of equity loss		(678)
Dilution gain		252
Deconsolidation of investment in GoviEx		(5,156)
Ending balance		$ 0